Notional and Fair Value Amounts of Credit Derivatives (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2015	Mar. 31, 2014
Credit protection written
Credit Derivatives [Line Items]
Notional amount	¥ 2,441	¥ 2,202
Fair value	34	24
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	1,619	1,723
Fair value	29	21
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	822	479
Fair value	5	3
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	2,626	2,548
Fair value	¥ (28)	¥ (9)